PGIM S&P 500 Max Buffer ETF – September
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 105.0%
Options Purchased*~ 105.0%
(cost $4,164,592)		$4,308,320

Total Long-Term Investments, BEFORE OPTION WRITTEN 105.0% (cost $4,164,592)		4,308,320
Option Written*~ (6.6)%
(premiums received $225,739)		(268,928)

TOTAL LONG-TERM INVESTMENTS, NET OF OPTION WRITTEN 98.4% (cost $3,938,853)		4,039,392

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $66,414)(wb)	66,414	66,414

TOTAL INVESTMENTS 100.0% (cost $4,005,267)		4,105,806
Liabilities in excess of other assets (0.0)%		(1,740)

Net Assets 100.0%		$4,104,066

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$12.90		62		6	$4,194,335
State Street SPDR S&P 500 ETF Trust	Put	08/31/26	$645.05		62		6	113,985
Total Options Purchased (cost $4,164,592)								$4,308,320
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
State Street SPDR S&P 500 ETF Trust	Call	08/31/26	$690.53		62		6	$(268,928)
(premiums received $225,739)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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